Stock Options and Warrants (Details Narrative) - USD ($)			12 Months Ended
	Nov. 16, 2017	Jul. 26, 2011	Dec. 31, 2024	Aug. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of the outstanding warrants			$ 0
Aggregate fair value of stock options granted			$ 226,945
Volatility rate			31.00%
Discount rate			0.00%
Expected dividend yield			0.00%
Risk free rate			4.03%
Price			$ 0.31
Expected life			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	50,000
Stock Issued During Period, Shares, Period Increase (Decrease)	33,333
Common Stock, Capital Shares Reserved for Future Issuance				800,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			10 years
2011 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		16,667